Net Finance Expenses - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Finance Income Expense Explanatory [Abstract]
Interest expenses on lease liabilitites	$ 90	$ 165